Approval of the financial statements	9 Months Ended
Mar. 31, 2012
Approval Of Financial Statements Disclosure [Abstract]
Approval of the financial statements
15.   Approval of the financial statements

The interim consolidated financial statements of Kimber Resources Inc. for the nine months ended March 31, 2012 were approved and authorized for issue by the Board of Directors on May 10, 2012.